Investments & Sundry Assets (Tables)	12 Months Ended
Dec. 31, 2020
Investments & Sundry Assets
Investments & Sundry Assets

($ in millions)
At December 31:	2020	2019
Derivatives—noncurrent	$151	$94
Alliance investments
Equity method	172	184
Non-equity method	54	38
Long-term deposits	239	242
Other receivables	423	276
Employee benefit-related	238	253
Prepaid income taxes	777	664
Other assets	227	321
Total	$2,282	$2,074